Shareholders' Equity (Summary Of Options Outstanding Separated Into Ranges Of Exercise Prices) (Details) ($33.10 - $63.85 [Member], USD $)	12 Months Ended
Dec. 31, 2012
$33.10 - $63.85 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, Lower limit	$ 33.10
Exercise price, Upper limit	$ 63.85
Options outstanding, Number of options	1,385,492
Options outstanding, Weighted average remaining contractual life (years)	1 year 2 months 27 days
Options outstanding, Weighted average exercise price per share	$ 36.95
Options exercisable, Number of options	1,271,266
Options exercisable, Weighted average exercise price per share	$ 36.07